Loans Receivable From Independent Contractors (Tables)	12 Months Ended
Dec. 31, 2016
Loans Receivable From Independent Contractors [Abstract]
Schedule Of Independent Contractors

	For the Years Ended December 31,
	2016	2015	2014

Revenues	$40,097	$37,966	$36,496
Pretax profits	24,477	22,176	21,238